Accounts Payable and Accrued Liabilities - Schedule of Current and Long Term Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Success fee obligation	$ 11,406	$ 15,301
Current portion	(4,358)	(4,401)
Total	$ 7,048	$ 10,900